Taxation (Tables)	12 Months Ended
Dec. 31, 2013
Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits for the years ended December 31, 2011, 2012 and 2013 was as follows:

	For the years ended December 31,
	2011	2012	2013
	(in million)	(in million)	(in million)
Unrecognized tax benefits at beginning of the year	$3.1	$2.5	$—
Additions in current year	—	—	0.7
Lapse of statute of limitation	(0.6)	(2.5)	—

Unrecognized tax benefits at end of the year	$2.5	$—	$0.7

Current and Deferred Portion of Income Tax

The current and deferred portion of income tax (expenses) benefits included in the consolidated statements of operations were as follows:

	For the years ended December 31,
	2011	2012	2013
Current income tax (expenses) benefits	$(2,178,034)	$1,359,513	$(1,200,896)
Deferred income tax (expenses) benefits	(932,962)	(3,182,139)	555,133

	$(3,110,996)	(1,822,626)	(645,763)

Reconciliation between Effective Income Tax Rate and Statutory Income Tax Rate

Reconciliation between the effective income tax rate and the PRC statutory income tax rate was as follows:

	For the years ended December 31,
	2011	2012	2013
PRC statutory tax rate	25%	25%	25%
Expenses not deductible for tax purposes	(2)%	(1)%	(2)%
Effect of tax preference granted to PRC subsidiaries	(1)%	—	—
Effect of different tax rate of subsidiary operations in other jurisdiction	4%	(3)%	(1)%
Change in valuation allowance	25%	(47)%	(23)%
Effect of change in tax rate on deferred tax assets/liabilities	(7)%	—	1%
Recognition of the unrecognized tax benefit	(9)%	15%	(2)%

Effective tax rate	35%	(11)%	(2)%

Components of Deferred Income Tax Assets and Liabilities

The principal components of the Group’s deferred income tax assets and liabilities as of December 31, 2012 and 2013 were as follows:

	December 31,
	2012	2013
Deferred tax assets:
Allowance and reserves	$2,272,249	$2,635,126
Accrued expenses	980,821	1,254,642
Revenue recognition difference	664,005	432,911
Advertising expenses	1,583,422	4,707,264
Yiyang Yukang long-term assets reduction	1,478	815
Net operating losses	5,839,789	11,987,650

	$11,341,764	$21,018,408
Less: valuation allowance	(10,984,254)	(20,170,712)

	$357,510	$847,696

Deferred tax liabilities:
Unrealized gains on trading securities	$(76,119)	$—
Fair value step up of retained investment in Shanghai Yimeng	(833,042)	(858,811)

	$(909,161)	$(858,811)

	$(551,651)	$(11,115)

Deferred tax assets were analyzed as:
Current	$357,510	$847,696

Deferred tax liabilities were analyzed as:
Current	$(76,119)	$—
Non-current	(833,042)	(858,811)

	$(909,161)	$(858,811)

	$(551,651)	$(11,115)